UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06526
Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

3435 Stelzer Road Columbus, OH	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code 614-470-8000
Date of fiscal year end: 03/31/09
Date of reporting period: 06/30/08

Item 1. Schedule of Investments.
1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—82.0%
Basic Materials— 6.1%
Alcoa, Inc.	250,000	8,905,000
Anglo American PLC ADR	125,000	4,431,250
E. I. du Pont de Nemours & Co.	170,000	7,291,300
Newmont Mining Corp.	120,000	6,259,200
Potash Corp. of Saskatchewan, Inc.	25,000	5,714,250
The Dow Chemical Co.	185,000	6,458,350

		39,059,350

Communications— 6.2%
AT&T, Inc.	235,000	7,917,150
Belo Corp., Series A	565,000	4,130,150
Deutsche Telekom AG ADR	440,000	7,202,800
Harris Corp.	120,000	6,058,800
Time Warner, Inc.	350,000	5,180,000
Verizon Communications, Inc.	245,000	8,673,000

		39,161,900

Consumer Cyclical— 4.3%
International Paper Co.	330,000	7,689,000
The Home Depot, Inc.	280,000	6,557,600
Wal-Mart Stores, Inc.	120,000	6,744,000
Walgreen Co.	200,000	6,502,000

		27,492,600

Consumer Non-Cyclical— 7.9%
Archer-Daniels-Midland Co.	280,000	9,450,000
Avon Products, Inc.	135,600	4,884,312
ConAgra, Inc.	230,000	4,434,400
H&R Block, Inc.	255,000	5,457,000
H.J. Heinz Co.	85,000	4,067,250
Kimberly-Clark Corp.	140,000	8,369,200
PepsiCo, Inc.	90,000	5,723,100
Sysco Corp.	295,000	8,115,450

		50,500,712

Energy— 11.2%
Anadarko Petroleum Corp.	84,000	6,286,560
Chevron Corp.	74,000	7,335,620
ConocoPhillips	70,000	6,607,300
EnCana Corp.	61,000	5,546,730
Hugoton Royalty Trust	129,600	4,795,200
Marathon Oil Corp.	190,000	9,855,300
National Fuel Gas	86,000	5,115,280
Penn West Energy Trust	181,000	6,125,040
Precision Drilling Trust	131,000	3,568,440
Schlumberger Ltd.	48,000	5,156,640
Spectra Energy Corp.	260,000	7,472,400
Williams Cos., Inc.	90,000	3,627,900

		71,492,410

Financial— 10.9%
AllianceBernstein Holding LP	100,000	5,468,000
Capital One Financial Corp.	135,000	5,131,350
Hartford Financial Services Group	130,000	8,394,100
HSBC Holdings PLC ADR	96,000	7,363,200
J.P. Morgan Chase & Co.	135,000	4,631,850
Lincoln National Corp.	200,000	9,064,000
Old Republic International Corp.	425,000	5,032,000
The Allstate Corp.	185,000	8,434,150
The Blackstone Group LP	290,000	5,280,900
The Travelers Cos., Inc.	160,000	6,944,000
Waddell & Reed Financial, Inc.	100,000	3,501,000

		69,244,550

	Shares or
	Principal
Security Description	Amount($)	Value ($)
Common Stocks, continued
Health Care— 11.1%
Abbott Laboratories	172,000	9,110,840
Boston Scientific Corp.(a)	273,000	3,355,170
C.R. Bard, Inc.	75,000	6,596,250
Eli Lilly & Co.	180,000	8,308,800
Johnson & Johnson	150,000	9,651,000
Merck & Co., Inc.	174,000	6,558,060
Novartis AG ADR	180,000	9,907,200
Pfizer, Inc.	490,000	8,560,300
Zimmer Holdings, Inc.(a)	130,000	8,846,500

		70,894,120

Industrials— 13.9%
Avnet, Inc.(a)	234,000	6,383,520
Emerson Electric Co.	125,000	6,181,250
Esterline Technologies Corp.(a)	130,000	6,403,800
Fluor Corp.	40,000	7,443,200
General Electric Co.	350,000	9,341,500
Honeywell International, Inc.	95,000	4,776,600
Omnicom Group, Inc.	130,000	5,834,400
Pall Corp.	142,000	5,634,560
Parker-Hannifin Corp.	102,000	7,274,640
Raytheon Co.	102,000	5,740,560
Shaw Group, Inc.(a)	70,000	4,325,300
Sonoco Products Co.	164,000	5,075,800
United Technologies Corp.	104,000	6,416,800
Waste Management, Inc.	210,000	7,919,100

		88,751,030

Media— 1.2%
CBS Corp., Class B	390,000	7,601,100

Technology— 6.6%
Computer Sciences Corp.(a)	125,000	5,855,000
Hewlett-Packard Co.	210,000	9,284,100
Intel Corp.	400,000	8,592,000
Maxim Integrated Products, Inc.	240,000	5,076,000
Microsoft Corp.	290,000	7,977,900
Sun Microsystems, Inc.(a)	500,000	5,440,000

		42,225,000

Utilities— 2.6%
American Electric Power Co., Inc.	205,000	8,247,150
NiSource, Inc.	275,000	4,928,000
Southwest Gas Corp.	107,000	3,181,110

		16,356,260

Total Common Stocks (Cost $484,982,368)		522,779,032

Convertible Corporate Bond—0.5%
Mining— 0.5%
Coeur d’Alene Mines Corp., 3.25%, 3/15/28, Convertible 3/22/15@100	3,500,000	2,953,125

Total Convertible Corporate Bond (Cost $3,148,886)		2,953,125

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment—17.0%
Fifth Third Prime Money Market Fund, Institutional Class, 0.59% (b)	108,156,427	108,156,427

Total Short-Term Investment (Cost $108,156,427)		108,156,427

Total Investments (Cost $596,287,681) (c) (d)— 99.5%		633,888,584

Other assets in excess of liabilities — 0.5%		3,314,969

NET ASSETS — 100.0%		$637,203,553

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect the current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$71,899,930
Gross unrealized depreciation	(34,074,437)

Net unrealized appreciation	$37,825,493

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

LP	Limited Partnership

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
Asset Backed Securities—5.3%
ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	456,370	437,394
Capital One Multi-Asset Execution Trust, 4.70%, 6/15/15, Series 2005-7, Class A7, CMO	600,000	594,048
Citibank Credit Card Issuance Trust, 5.45%, 5/10/13, Series 2006-A4, Class A4	1,500,000	1,535,957
MBNA Credit Card Master Note Trust, 4.10%, 10/15/12	1,300,000	1,300,953
MBNA Master Credit Card Trust 99 B A, 5.90%, 8/15/11	790,000	804,305
Navistar Financial Corp. Owner Trust, 3.53%, 10/15/12, Series 2004-B, Class A4	227,251	227,360

Total Asset Backed Securities (Cost $4,933,351)		4,900,017

Collateralized Mortgage Obligations—22.6%
Banc of America Mortgage Securities, 4.48%, 2/25/33, Series 2003-A, Class 3A1	73,855	72,206
Bear Stearns Commercial Mortgage Security, 4.74%, 9/11/42, Series 2005-PWR9, Class A2	390,000	386,308
Chase Manhattan Bank — First Union National Bank, 7.44%, 8/15/31, Series 1999-1, Class A2	552,647	565,182
Citicorp Mortgage Securities, Inc., 5.50%, 2/25/26, Series 2006-1, Class 5A1	697,080	652,108
Commercial Mortgage Pass Through-Certificates, 6.46%, 5/15/32, Series 1999-1, Class A2, CMO	85,062	84,940
Countrywide Home Loans, 4.50%, 8/25/19	735,309	716,390
Fannie Mae, 2.75%, 4/21/10, Series 1	500,000	499,250
Fannie Mae, 4.00%, 10/25/32, Series 2003-28, Class GA	1,012,043	962,049
Fannie Mae, 4.25%, 9/25/22, Series 2003-17, Class ED, CMO	584,322	570,832
Fannie Mae, 5.00%, 7/25/23, Series 2005-4, Class VG, CMO	1,301,800	1,229,339
Fannie Mae, 5.50%, 5/25/23, Series 2003-42, Class EK	250,000	251,927
Fannie Mae, 5.50%, 11/25/26, Series 2007-63, Class PA, CMO	409,721	415,924
Federal Home Loan Bank, 4.75%, 10/25/10, Series 00-0582, Class H	1,206,899	1,212,934
First Horizon Mortgage Pass-Through Trust, 5.75%, 2/25/33, Series 2002-9, Class 1A3, CMO	455,811	459,795
Freddie Mac, 3.50%, 12/15/22, Series 2673, Class PH, CMO	45,678	45,635
Freddie Mac, 4.00%, 12/15/13, Series 2584, Class LE	266,780	263,407
Freddie Mac, 4.50%, 12/15/13, Series 2723, Class AT, CMO	213,131	212,460
Freddie Mac, 4.50%, 6/15/15, Series 2622, Class PC	427,026	430,428
Freddie Mac, 4.50%, 7/15/15, Series 2864, Class CV	615,360	612,206

	Principal
Security Description	Amount ($)	Value ($)
Collateralized Mortgage Obligations, continued
Freddie Mac, 5.13%, 12/15/13, Series 3137, Class PJ, CMO	570,238	577,224
Freddie Mac, 5.13%, 6/15/18, Series R016, Class AM (a)	600,000	598,992
Freddie Mac, 5.50%, 10/15/14, Series R014, Class AL, CMO	797,972	810,895
Freddie Mac, 5.50%, 5/15/15, Series 2808, Class VA, CMO	700,196	718,094
Freddie Mac, 5.50%, 12/15/19, Series R010, Class AB, CMO	3,060,122	3,089,503
Freddie Mac, 5.50%, 10/1/25, Series 2808, Class VA, CMO	362,449	361,053
Freddie Mac, 5.88%, 5/15/16, Series R007, Class AC, CMO	945,315	966,290
Government National Mortgage Assoc., 4.66%, 12/16/30, Series 2005-12, Class C	650,000	629,748
Government National Mortgage Assoc., 5.00%, 11/20/28, Series 2004-1, Class TB	880,899	891,498
Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	990,176	998,274
Government National Mortgage Assoc., 5.00%, 5/20/31, Series 2004-19, Class PD, CMO	900,000	900,328
Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC, CMO	500,000	481,926
Impac CMB Trust, 2.91%, 5/25/35, Series 2005-4, Class 1M1 (b)	132,490	61,716

Total Collateralized Mortgage Obligations (Cost $20,896,945)		20,728,861

Corporate Bonds—22.1%
Bank Holding Companies— 2.8%
HSBC Capital Funding LLC, 4.61%, 12/29/49 (b) (c)	500,000	440,820
Royal Bank of Canada, 5.65%, 7/20/11	700,000	726,298
South Trust Corp., 5.80%, 6/15/14	700,000	709,898
Wells Fargo Co., 3.01%, 1/24/12 (b)	700,000	681,680

		2,558,696

Basic Materials— 0.5%
Alcan, Inc., 4.50%, 5/15/13	450,000	431,171

Communications— 1.7%
Ameritech Cap Funding, 9.10%, 6/1/16	212,464	239,256
AT&T, Inc., 4.13%, 9/15/09	500,000	500,584
Comcast Corp., 5.30%, 1/15/14	550,000	533,139
Verizon Communications, 4.38%, 6/1/13	300,000	288,552

		1,561,531

Computer & Data Processing Services— 1.1%
Hewlett-Packard Co., 6.50%, 7/1/12	300,000	319,458
Oracle Corp., 5.00%, 1/15/11	650,000	662,656

		982,114

Consumer Goods & Services— 0.7%
NIKE, Inc., 5.15%, 10/15/15	600,000	602,391

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
Corporate Bonds, continued
Financials— 6.3%
BB&T Corp., 4.75%, 10/1/12	800,000	770,130
Berkshire Hathaway, Inc., 4.13%, 1/15/10	620,000	626,121
Commercial Credit Co., 10.00%, 12/1/08	1,300,000	1,334,095
First Tennessee Bank, 5.32%, 12/8/08, Series BKNT	350,000	347,546
General Electric Capital Corp., 5.40%, 2/15/17	1,000,000	970,638
Goldman Sachs Group, Inc., 2.88%, 3/2/10, Series B (b)	100,000	98,189
Goldman Sachs Group, Inc., 5.35%, 1/15/16	500,000	476,026
Household Finance Co., 6.38%, 10/15/11	325,000	332,392
JP Morgan Chase & Co., 4.85%, 6/16/11	600,000	600,752
Old National Bancorp, 5.00%, 5/20/10, Series MTN	250,000	246,223

		5,802,112

Food & Related— 1.2%
Bottling Group LLC, 4.63%, 11/15/12	600,000	606,707
Diageo Cap PLC, 4.38%, 5/3/10	500,000	500,531

		1,107,238

Health Care— 2.3%
Abbott Laboratories, 5.60%, 5/15/11	350,000	366,004
Amgen, Inc., 4.00%, 11/18/09	300,000	300,325
Amgen, Inc., 4.85%, 11/18/14	300,000	288,069
AstraZeneca PLC, 5.40%, 9/15/12	600,000	613,592
CVS Caremark Corp., 5.75%, 8/15/11	550,000	563,535

		2,131,525

Manufacturing— 0.7%
Parker-Hannifin, 4.88%, 2/15/13	600,000	589,189

Oil, Gas & Consumable Fuels— 0.7%
Apache Corp., 6.25%, 4/15/12	300,000	315,246
Marathon Oil Corp., 8.38%, 5/1/12	300,000	326,375

		641,621

Real Estate— 1.0%
CPG Partners LP, 3.50%, 3/15/09	500,000	494,072
HD Real Estate Funding Corp. II, 5.95%, 10/15/08 (c)	400,000	401,675

		895,747

Retail— 0.5%
CVS Corp., 4.00%, 9/15/09	500,000	497,287

Special Purpose Entity— 0.3%
Targeted Return Index, 6.81%, 1/15/12 (b) (c)	266,000	278,763

Transportation— 0.3%
Burlington North Santa Fe, 4.30%, 7/1/13	300,000	283,959

Utilities— 2.0%
Energy East Corp., 6.75%, 6/15/12	350,000	364,249
Florida Power & Light, 4.85%, 2/1/13	300,000	300,770
Georgia Power Co., 5.13%, 11/15/12, Series K	600,000	609,075
Progress Energy, Inc., 7.10%, 3/1/11	10,000	10,522
PSEG Power LLC, 3.75%, 4/1/09	550,000	549,296

		1,833,912

Total Corporate Bonds (Cost $20,663,395)		20,197,256

	Principal
Security Description	Amount ($)	Value ($)
Municipal Bonds—2.5%
Access Group, Inc., Series 2002-1, Class A-4, RB, 3.14%, 9/1/37, GTD STD LNS (a) (b) (d)	550,000	539,000
Arizona State Transportation Board Highway, RB, 5.00%, 7/1/23	650,000	677,826
Iowa Student Loan Liquidity Corp., Series V-IV, RB, 0.00%, 12/1/37, AMBAC (a) (b) (d)	500,000	490,000
Kentucky Higher Education Student Loan Corp., Series A-2, RB, 2.78%, 6/1/36, GTD STD LNS (a) (b) (d)	600,000	588,000

Total Municipal Bonds (Cost $2,308,782)		2,294,826

Mutual Funds—0.4%
Eaton Vance Short Duration Diversified Income Fund	24,000	370,560

Total Mutual Funds (Cost $389,565)		370,560

U.S. Government Agency Securities—25.7%
Fannie Mae, 4.00%, 10/1/10, Pool # 254955	410,521	409,209
Fannie Mae, 4.00%, 3/17/11	600,000	601,189
Fannie Mae, 4.58%, 11/1/34, Pool # 782320 (d)	367,709	375,742
Fannie Mae, 4.63%, 10/15/14	350,000	355,868
Fannie Mae, 5.00%, 12/26/13	600,000	602,743
Fannie Mae, 5.00%, 4/26/17	700,000	686,079
Fannie Mae, 5.24%, 8/7/18	600,000	611,164
Fannie Mae, 6.01%, 1/1/35, Pool # 825245 (d)	380,003	381,909
Fannie Mae, 7.28%, 1/1/10, Pool # 382184	721,778	744,220
Fannie Mae, 7.35%, 10/1/32, Pool # 659567 (d)	18,667	18,965
Federal Farm Credit Bank, 3.85%, 2/11/15	1,000,000	968,990
Federal Farm Credit Bank, 4.88%, 4/1/14	650,000	670,064
Federal Farm Credit Bank, 4.88%, 1/17/17	500,000	507,388
Federal Farm Credit Bank, 5.20%, 12/27/12	650,000	674,543
Federal Farm Credit Bank, 5.95%, 7/9/14	700,000	717,203
Federal Home Loan Bank, 4.88%, 11/15/11	1,000,000	1,033,268
Federal Home Loan Bank, 5.00%, 12/16/11, Series WE11	400,000	414,772
Federal Home Loan Bank, 5.00%, 9/14/12	1,550,000	1,610,190
Federal Home Loan Bank, 5.25%, 6/10/11	1,000,000	1,046,225
Federal Home Loan Bank, 5.38%, 11/20/13	500,000	511,996
Freddie Mac, 2.85%, 6/16/09	500,000	499,479
Freddie Mac, 4.00%, 7/1/10, Pool # M80828	765,228	764,639
Freddie Mac, 4.50%, 7/1/08, Pool # M90827	64,199	64,392
Freddie Mac, 4.50%, 3/1/10, Pool # M80807	606,232	611,580
Freddie Mac, 5.00%, 8/1/12, Pool # M80984	494,423	502,364
Freddie Mac, 5.13%, 11/24/10, Series MTN	1,000,000	1,008,283
Freddie Mac, 5.25%, 10/6/11	650,000	652,844
Freddie Mac, 5.25%, 3/15/12	600,000	602,269
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. Government Agency Securities, continued
Freddie Mac, 5.50%, 3/28/16	1,400,000	1,447,061
Freddie Mac, 5.50%, 8/1/29, Pool # C46102	777,518	772,051
Freddie Mac, 5.55%, 10/4/16	700,000	724,161
Freddie Mac, 5.77%, 11/1/35, Pool # 1M0010 (d)	273,585	278,686
Freddie Mac, 5.79%, 5/1/31, Pool # 847292 (d)	192,190	194,388
Freddie Mac, 6.53%, 12/1/32, Pool # 847527 (d)	180,376	181,463
Freddie Mac, 6.56%, 8/1/33, Pool # 847281 (d)	75,354	75,657
Freddie Mac, 9.00%, 6/26/23, Series 2 (a) (b)	200,000	200,000
Tennessee Valley Authority, 6.00%, 3/15/13, Series C	800,000	859,865
Tennessee Valley Authority, 6.25%, 12/15/17	1,000,000	1,110,860

Total U.S. Government Agency Securities (Cost $23,382,753)		23,491,769

U.S. Treasury Notes—7.5%
U.S. Treasury Notes, 4.25%, 9/30/12	2,250,000	2,342,637
U.S. Treasury Notes, 4.25%, 8/15/15	3,740,000	3,885,800
U.S. Treasury Notes, 4.25%, 11/15/17	650,000	663,965

Total U.S. Treasury Notes (Cost $6,630,786)		6,892,402

U.S. Treasury Inflation Protected Bond—2.4%
Wisconsin Treasury Notes, 1.63%, 1/15/18	2,100,000	2,174,925

Total U.S. Treasury Inflation Protected Bond (Cost $2,201,796)		2,174,925

Preferred Stocks—1.9%
Financial— 1.9%
ABN AMRO Capital VII, 6.08%, 2/18/09	3,000	51,480
Bank of America Corp., 8.2%, 5/1/13	10,000	248,100
Cabco GS Cap Preferred, 4.12%, 2/15/34	22,700	382,722
Citigroup, Inc. Preferred, 8.125%, 2/15/18	10,000	224,000
Fannie Mae, 8.25%, 12/31/10	8,000	183,600
Freddie Mac, 8.38%, 12/31/12	5,000	121,500
ING Groep N.V. Preferred, 7.37%, 10/15/12	13,000	284,570
JP Morgan Chase Capital X, 7.00%, 2/15/32	8,500	202,640

Total Preferred Stocks (Cost $1,965,076)		1,698,612

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
Short-Term Investment—8.8%
Fifth Third Prime Money Market Fund, Institutional Class, 0.59% (b)	8,093,194	8,093,194

Total Short-Term Investment (Cost $8,093,194)		8,093,194

Total Investments (Cost $91,465,643) (e) (f) — 99.2%		90,842,422

Other assets in excess of liabilities — 0.8%		742,692

NET ASSETS — 100.0%		$91,585,114

(a)	Fair Value Security. This security represents less than 0.7% of the net assets as of June 30, 2008

(b)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect the current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2008.

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d)	Illiquid security.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$871,769
Gross unrealized depreciation	(2,049,723)

Net unrealized depreciation	$(1,177,954)

(f)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

AMBAC	American Municipal Bond Assurance Corp.
BKNT	Bank Note
CMO	Collateralized Mortgage Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
RESTRICTED SECURITIES
Restricted securities are restricted as to resale and may have been “fair” valued in good faith by the Advisor pursuant to the Trust’s valuation procedures. The appropriate economic, financial and other pertinent information available are taken into consideration, but because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed. These differences could be material. At June 30, 2008, investments in restricted securities were as follows:

	Acquisition			Value	% of
Security Description	Date	Cost	Value	Per Unit	Net Assets
Income Fund
Access Group, Inc.	2/02/08	$550,000	$539,000	$98.00	0.59%
Iowa Student Loan Liquidity Corp.	9/24/07	500,000	490,000	98.00	0.54%
Kentucky Higher Education Student Loan Corp.	2/08/08	600,000	588,000	98.00	0.64%
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—72.5%
Basic Materials— 1.5%
Alcoa, Inc.	20,000	712,400
Cemex S.A.B de C.V.(a)	20,725	511,907
Titanium Metals Corp.	25,000	349,750

		1,574,057

Commercial Services— 7.2%
Convergys Corp.(a)	150,000	2,229,000
CSG Systems International, Inc.(a)	70,000	771,400
Diamond Management & Technology Consultants, Inc.	440,070	2,292,765
Fair Isaac Corp.	106,809	2,218,423

		7,511,588

Communication— 8.1%
AT&T, Inc.	35,000	1,179,150
Deutsche Telekom AG ADR	52,000	851,240
Nokia Corp. ADR	75,000	1,837,500
SK Telecom Co. Ltd. ADR	50,000	1,038,500
Telephone & Data Systems, Inc.	18,000	850,860
Time Warner, Inc.	94,000	1,391,200
Verizon Communications, Inc.	35,000	1,239,000

		8,387,450

Consumer Cyclical— 5.9%
FGX International Holdings Ltd.(a)	101,707	817,724
Noble International Ltd.	380,000	1,698,600
Target Corp.	18,000	836,820
Wal-Mart Stores, Inc.	50,000	2,810,000

		6,163,144

Consumer Non-Cyclical— 2.4%
Cosan Ltd.(a)	102,300	1,294,095
Whole Foods Market, Inc.	50,000	1,184,500

		2,478,595

Energy— 16.0%
Boots & Coots International Well Control, Inc.(a)	475,000	1,130,500
CARBO Ceramics, Inc.	5,000	291,750
Enbridge Energy Management LLC	10,560	540,144
Enerplus Resources Fund	50,010	2,312,463
MGP Ingredients, Inc.	249,989	1,449,936
Penn West Energy Trust	65,000	2,199,600
Plains All American Pipeline LP	55,000	2,481,050
Precision Drilling Trust	12,000	326,880
Provident Energy Trust	200,000	2,286,000
Spectra Energy Corp.	100,000	2,874,000
XTO Energy, Inc.	10,000	685,100

		16,577,423

Financial— 3.5%
Education Realty Trust, Inc.	45,000	524,250
Old Republic International Corp.	146,200	1,731,008
The Allstate Corp.	10,000	455,900
The Progressive Corp.	50,000	936,000

		3,647,158

Health Care— 2.6%
Johnson & Johnson	20,000	1,286,800
Rochester Medical Corp.(a)	135,280	1,409,618

		2,696,418

Industrials— 7.4%
American Ecology Corp.	20,000	590,600
Arlington Tankers Ltd.	21,300	494,586

	Shares or
	Principal
Security Description	Amount($)	Value ($)
Common Stocks, continued
Industrials, continued
Encore Wire Corp.	24,729	524,008
Martin Marietta Materials, Inc.	7,000	725,130
Mueller Water Products, Inc.	180,000	1,452,600
Nordic American Tanker Shipping Ltd.	10,000	388,200
Waste Management, Inc.	93,150	3,512,686

		7,687,810

Retail— 3.5%
American Eagle Outfitters, Inc.	30,000	408,900
The Steak n Shake Co.(a)	506,343	3,205,151

		3,614,051

Technology— 13.8%
Cerner Corp.(a)	90,000	4,066,200
Cisco Systems, Inc.(a)	50,000	1,163,000
Computer Sciences Corp.(a)	20,000	936,800
eBay, Inc.(a)	55,000	1,503,150
Global Payments, Inc.	10,000	466,000
Intel Corp.	15,000	322,200
Microsoft Corp.	80,000	2,200,800
Oracle Corp.(a)	100,000	2,100,000
Sun Microsystems, Inc.(a)	150,000	1,632,000

		14,390,150

Utility— 0.6%
Korea Electric Power Corp. SP ADR	40,000	581,200

Total Common Stocks (Cost $78,165,342)		75,309,044

Preferred Stocks—0.5%
Financial— 0.5%
Bank One Capital Trust VI Preferred, 7.20%, 10/15/31	18,600	435,240
Cabco GS Cap Preferred, 4.12%, 2/15/34	6,800	114,648

Total Preferred Stocks (Cost $631,461)		549,888

Short-Term Investment—24.8%
Bear Stearns Deposit, 2.10% (b)	25,806,938	25,806,938

Total Short-Term Investment (Cost $25,806,938)		25,806,938

Repurchase Agreement—25.1%
Bear Stearns, 1.85%, purchased 6/30/08, due 7/1/08, with a maturity value of $26,064,731 (collateralized fully by U.S. Treasury Note, 1.875%, 7/15/13, value $26,985,583)	26,063,382	26,063,382

Total Repurchase Agreement (Cost $26,063,382)		26,063,382

Total Investments (Cost $130,667,123) (c) (d) — 122.9%		127,729,252

Liabilities in excess of other assets — (22.9)%		(23,785,889)

NET ASSETS — 100.0%		$103,943,363

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Security Description	Shares	Value ($)
Securities Sold Short, Common Stocks—24.9%
Consumer Cyclical— 5.4%
Kohl’s Corp.(a)	20,000	800,800
Nordstrom, Inc.	30,000	909,000
Safeway, Inc.	21,001	599,579
Urban Outfitters, Inc.(a)	42,000	1,309,980
Wm Wrigley Jr. Co.	26,000	2,022,280

		5,641,639

Consumer Non-Cyclical— 0.8%
Kellogg Co.	18,000	864,360

Financial— 2.6%
Goldman Sachs Group, Inc.	7,500	1,311,750
U.S. Bancorp	48,500	1,352,665

		2,664,415

Medical— 2.1%
DENTSPLY International, Inc.	26,000	956,800
Patterson Cos., Inc.(a)	41,000	1,204,990

		2,161,790

Real Estate Investment Trusts— 4.3%
AvalonBay Communities, Inc.	8,500	757,860
General Growth Properties, Inc.	22,000	770,660
Lennar Corp.	40,269	496,919
Simon Property Group, Inc.	20,000	1,797,800
Toll Brothers, Inc.(a)	35,000	655,550

		4,478,789

Retail— 1.5%
Yum! Brands, Inc.	43,000	1,508,870

Software— 1.4%
Blackbaud, Inc.	65,474	1,401,144

Technology— 4.0%
Applied Materials, Inc.	45,000	859,050
Google, Inc.(a)	2,500	1,316,050
KLA-Tencor Corp.	18,000	732,780
LAM Research Corp.(a)	15,000	542,250
Salesforce.Com, Inc.(a)	11,000	750,530

		4,200,660

Telecommunications— 1.6%
American Tower Corp.(a)	40,000	1,690,000

Transportation— 1.2%
Expeditor International of Washington, Inc.	30,000	1,290,000

Total Securities Sold Short, Common Stocks (Proceeds $27,125,805)		$25,901,667

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect the current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$3,989,444
Gross unrealized depreciation	(8,368,942)

Net unrealized depreciation	$(4,379,498)

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

1st Source Monogram Funds
June 30, 2008 (Unaudited)
Statement of Financial Accounting Standards No. 157
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
• Level 1	—	quoted prices in active markets for identical assets.

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:

				LEVEL 2-Other Significant		LEVEL 3-Significant
	LEVEL 1-Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments	Other	Securities	Investments	Other	Investments	Other	Investments	Other
	in	Financial	Sold, Not Yet	in	Financial	in	Financial	in	Financial
Fund Name	Securities($)	Investments($)*	Purchased ($)	Securities($)	Investments($)*	Securities($)	Investments($)*	Securities($)	Investments($)*
1st Source Monogram Income Equity Fund	522,779,032	—	—	111,109,552	—		—	633,888,584	—
1st Source Monogram Income Fund	1,885,572	—	—	86,540,858	—	2,415,992	—	90,842,422	—
1st Source Monogram Long/Short Fund	101,922,314	—	25,901,667	25,806,938	—		—	101,827,585	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) of the investment.
Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

1st Source Monogram Income
Fund
Investments in Securities
Balance as of 4/1/2008	$2,498,992
Accrued Accretion/ (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(83,000)
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—

Balance as of 6/30/2008	$2,415,992

Boston Trust Balanced Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (63.2%)
Consumer Discretionary (6.5%)
Comcast Corp., Class A	60,000	1,138,200
Johnson Controls, Inc.	60,000	1,720,800
NIKE, Inc., Class B	35,000	2,086,350
Nordstrom, Inc.	10,000	303,000
Omnicom Group, Inc.	50,000	2,244,000
Staples, Inc.	35,000	831,250
Target Corp.	50,000	2,324,500
The Walt Disney Co.	35,000	1,092,000

		11,740,100

Consumer Products (8.5%)
Alberto-Culver Co.	50,000	1,313,500
Clorox Co.	20,000	1,044,000
Costco Wholesale Corp.	40,000	2,805,600
Diageo PLC, ADR	30,000	2,216,100
PepsiCo, Inc.	50,000	3,179,500
Procter & Gamble Co.	60,000	3,648,600
Sysco Corp.	45,000	1,237,950

		15,445,250

Energy (10.9%)
Apache Corp.	20,000	2,780,000
Chevron Corp.	40,000	3,965,200
Exxon Mobil Corp.	90,000	7,931,700
Schlumberger Ltd.	12,500	1,342,875
Weatherford International Ltd.(a)	6,000	297,540
XTO Energy, Inc.	50,000	3,425,500

		19,742,815

Financial Services (8.0%)
American Express Co.	75,000	2,825,250
Bank of America Corp.	10,000	238,700
Cincinnati Financial Corp.	10,000	254,000
Northern Trust Corp.	25,000	1,714,250
State Street Corp.	30,000	1,919,700
T. Rowe Price Group, Inc.	80,000	4,517,600
The Goldman Sachs Group, Inc.	10,000	1,749,000
Wilmington Trust Corp.	46,000	1,216,240

		14,434,740

Health Care (8.5%)
Becton, Dickinson & Co.	35,000	2,845,500
C.R. Bard, Inc.	40,000	3,518,000
DENTSPLY International, Inc.	50,000	1,840,000
Johnson & Johnson, Inc.	30,000	1,930,200
Medtronic, Inc.	30,000	1,552,500
Saint Jude Medical, Inc.(a)	20,000	817,600
Stryker Corp.	30,000	1,886,400
Waters Corp.(a)	15,000	967,500

		15,357,700

Industrial Materials (3.8%)
Air Products & Chemicals, Inc.	15,000	1,482,900
AptarGroup, Inc.	35,000	1,468,250
Ecolab, Inc.	30,000	1,289,700
Sigma-Aldrich Corp.	50,000	2,693,000

		6,933,850

Industrial Products & Services (10.0%)
C.H. Robinson Worldwide, Inc.	25,000	1,371,000
Donaldson Co., Inc.	75,000	3,348,000
Emerson Electric Co.	60,000	2,967,000
General Electric Co.	75,000	2,001,750
Illinois Tool Works, Inc.	50,000	2,375,500
Precision Castparts Corp.	30,000	2,891,100
Rockwell Collins, Inc.	25,000	1,199,000
W.W. Grainger, Inc.	25,000	2,045,000

		18,198,350

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology (7.0%)
Cisco Systems, Inc.(a)	100,000	2,326,000
EMC Corp.(a)	125,000	1,836,250
Hewlett-Packard Co.	30,000	1,326,300
International Business Machines Corp.	10,000	1,185,300
Microsoft Corp.	125,000	3,438,750
Oracle Corp.(a)	120,000	2,520,000

		12,632,600

TOTAL COMMON STOCKS (Cost $74,440,329)		114,485,405

CORPORATE BONDS (3.3%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	313,809

Communication Services (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	495,944

Consumer Cyclicals (0.3%)
Leggett & Platt, Inc., 6.25%, 9/9/08 (b)	500,000	502,731

Consumer Products (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	490,071

Financial Services (1.6%)
American Express Co., 7.00%, 3/19/18	250,000	253,512
American Express Credit Co., Series C, 5.88%, 5/2/13	600,000	597,125
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,049,446
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	987,368

		2,887,451

Industrial Products & Services (0.3%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	297,361
General Electric Co., 5.25%, 12/6/17	250,000	240,772

		538,133

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	750,747

TOTAL CORPORATE BONDS (Cost $6,044,465)		5,978,886

MUNICIPAL BONDS (2.4%)
California (0.6%)
California State, GO, 5.00%, 11/1/20, MBIA, Callable 11/1/17 @ 100	1,000,000	1,036,910

Connecticut (0.6%)
Connecticut State, Series E, GO, 5.00%, 12/15/20, Callable 12/15/16 @ 100	1,000,000	1,060,770

Florida (0.6%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/01/17 @ 101	1,000,000	1,051,020

Massachusetts (0.6%)
Massachusetts State, Series C, GO, 5.50%, 12/1/22, FSA	1,000,000	1,123,280

TOTAL MUNICIPAL BONDS (Cost $4,243,602)		4,271,980

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Balanced Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount($)	Value ($)
U.S. GOVERNMENT AGENCY OBLIGATIONS (29.8%)
Federal Farm Credit Bank
4.75%, 12/7/09	5,000,000	5,131,250
6.30%, 12/20/10	1,500,000	1,604,181
Federal Home Loan Bank
4.88%, 12/14/12	13,000,000	13,451,152
5.00%, 10/13/11	3,000,000	3,116,631
5.25%, 9/11/09	5,000,000	5,129,205
5.25%, 6/11/10	5,000,000	5,192,015
5.25%, 6/10/11	3,000,000	3,140,811
5.25%, 9/13/13	5,000,000	5,246,050
5.38%, 6/8/12	5,000,000	5,265,340
Government National Mortgage Association, 6.00%, 10/15/36	3,206,085	3,259,938
U.S. Treasury Inflation Protected Bonds 3.50%, 1/15/11	2,500,000	3,343,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,728,175)		53,879,762

SHORT-TERM INVESTMENT (1.1%)
Victory Federal Money Market, Investor Shares, 1.88% (c)	2,054,236	2,054,236

TOTAL SHORT-TERM INVESTMENT (Cost $2,054,236)		2,054,236

Total Investments (Cost $139,510,807) (d) (e) — 99.8%		180,670,269
Other assets in excess of liabilities — 0.2%		368,560

NET ASSETS — 100.0%		$181,038,829

(a)	Represents non-income producing security.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$44,926,609
Gross unrealized depreciation	(3,800,008)

Net unrealized appreciation	$41,126,601

(e)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Association

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Equity Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (96.3%)
Consumer Discretionary (10.6%)
Comcast Corp., Class A	30,000	569,100
Johnson Controls, Inc.	30,000	860,400
NIKE, Inc., Class B	20,000	1,192,200
Nordstrom, Inc.	25,000	757,500
Omnicom Group, Inc.	20,000	897,600
Staples, Inc.	20,000	475,000
Target Corp.	25,000	1,162,250
The Walt Disney Co.	25,000	780,000

		6,694,050

Consumer Products (11.5%)
Alberto-Culver Co.	30,000	788,100
Clorox Co.	10,000	522,000
Costco Wholesale Corp.	15,000	1,052,100
Diageo PLC, ADR	17,500	1,292,725
PepsiCo, Inc.	25,000	1,589,750
Procter & Gamble Co.	20,000	1,216,200
Sysco Corp.	30,000	825,300

		7,286,175

Energy (17.1%)
Apache Corp.	10,000	1,390,000
Chevron Corp.	25,000	2,478,250
ConocoPhillips	10,000	943,900
Exxon Mobil Corp.	33,000	2,908,290
Schlumberger Ltd.	12,000	1,289,160
Weatherford International Ltd. (a)	2,000	99,180
XTO Energy, Inc.	25,000	1,712,750

		10,821,530

Financial Services (12.4%)
American Express Co.	30,000	1,130,100
Bank of America Corp.	10,000	238,700
Chubb Corp.	12,500	612,625
Cincinnati Financial Corp.	10,000	254,000
Northern Trust Corp.	10,000	685,700
State Street Corp.	20,000	1,279,800
T. Rowe Price Group, Inc.	40,000	2,258,800
The Goldman Sachs Group, Inc.	5,000	874,500
Wilmington Trust Corp.	20,000	528,800

		7,863,025

Health Care (10.9%)
Becton, Dickinson & Co.	15,000	1,219,500
C.R. Bard, Inc.	15,000	1,319,250
DENTSPLY International, Inc.	30,000	1,104,000
Johnson & Johnson, Inc.	12,000	772,080
Medtronic, Inc.	15,000	776,250
Saint Jude Medical, Inc. (a)	10,000	408,800
Stryker Corp.	10,000	628,800
Waters Corp. (a)	5,000	322,500
Zimmer Holdings, Inc. (a)	5,000	340,250

		6,891,430

Industrial Materials (6.7%)
Air Products & Chemicals, Inc.	7,500	741,450
AptarGroup, Inc.	25,000	1,048,750
Ecolab, Inc.	20,000	859,800
Sigma-Aldrich Corp.	30,000	1,615,800

		4,265,800

Industrial Products & Services (17.4%)
ABB Ltd., SP ADR (a)	20,000	566,400
C.H. Robinson Worldwide, Inc.	20,000	1,096,800
Donaldson Co., Inc.	30,000	1,339,200
Emerson Electric Co.	35,000	1,730,750
General Electric Co.	50,000	1,334,500

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, Continued
Illinois Tool Works, Inc.	30,000	1,425,300
Precision Castparts Corp.	15,000	1,445,550
Rockwell Collins, Inc.	17,500	839,300
W.W. Grainger, Inc.	15,000	1,227,000

		11,004,800

Information Technology (9.7%)
Applied Materials, Inc.	12,500	238,625
Automatic Data Processing, Inc.	5,000	209,500
Cisco Systems, Inc. (a)	50,000	1,163,000
Corning, Inc.	20,000	461,000
EMC Corp. (a)	70,000	1,028,300
Hewlett-Packard Co.	5,000	221,050
Microsoft Corp.	65,000	1,788,150
Oracle Corp. (a)	50,000	1,050,000

		6,159,625

TOTAL COMMON STOCKS (Cost $42,646,011)		60,986,435

SHORT-TERM INVESTMENT (3.7%)
Victory Federal Money Market, Investor Shares, 1.88% (b)	2,366,792	2,366,792

TOTAL SHORT-TERM INVESTMENT (Cost $2,366,792)		2,366,792

Total Investments (Cost $45,012,803) (c) (d) — 100.0%		63,353,227
Other assets in excess of liabilities — 0.0%		9,868

NET ASSETS — 100.0%		$63,363,095

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$20,511,840
Gross unrealized depreciation	(2,182,437)

Net unrealized appreciation	$18,329,403

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (96.0%)
Consumer Discretionary (13.5%)
Ambassadors Group, Inc.	5,000	74,600
Arbitron, Inc.	15,275	725,562
Charming Shoppes, Inc.(a)	57,000	261,630
Gaiam, Inc., Class A(a)	10,050	135,776
Gentex Corp.	40,000	577,600
Hibbett Sports, Inc.(a)	7,000	147,700
John Wiley & Sons, Inc., Class A	14,000	630,420
LKQ Corp.(a)	24,000	433,680
Scholastic Corp.(a)	4,125	118,223
Strayer Education, Inc.	5,100	1,066,257
Timberland Co., Class A(a)	11,300	184,755

		4,356,203

Consumer Products (4.1%)
Diamond Foods, Inc.	10,000	230,400
Green Mountain Coffee Roasters, Inc.(a)	7,000	262,990
Hain Celestial Group, Inc.(a)	8,150	191,362
Lifeway Foods, Inc.(a)	16,000	190,240
SunOpta, Inc.(a)	22,000	114,180
United Natural Foods, Inc.(a)	17,350	337,978

		1,327,150

Energy (8.1%)
CARBO Ceramics, Inc.	8,112	473,335
CREDO Petroleum Corp.(a)	10,250	141,347
Dawson Geophysical Co.(a)	5,050	300,273
Encore Acquisition Co.(a)	14,262	1,072,360
Grey Wolf, Inc.(a)	39,925	360,523
NATCO Group, Inc., Class A(a)	4,625	252,201
VeraSun Energy Corp.(a)	4,075	16,830

		2,616,869

Financial Services (13.6%)
Assured Guaranty Ltd.	12,000	215,880
Bank of Hawaii Corp.	13,275	634,545
Citizens Republic Bancorp, Inc. (a)	22,367	63,075
Corporate Office Properties	11,900	408,527
Digital Realty Trust, Inc.	5,000	204,550
Dime Community Bancshares	42,000	693,420
eHealth, Inc.(a)	20,550	362,913
Federal Agricultural Mortgage Corp., Class C	22,000	545,160
Hanmi Financial Corp.	41,400	215,694
Parkway Properties, Inc.	18,300	617,259
UCBH Holdings, Inc.	47,775	107,494
Umpqua Holdings Corp.	15,000	181,950
Wainwright Bank & Trust Co.	17,495	165,677

		4,416,144

Health Care (13.2%)
ArthroCare Corp.(a)	8,150	332,601
Dionex Corp.(a)	9,500	630,515
Healthways, Inc.(a)	4,000	118,400
IDEXX Laboratories, Inc.(a)	14,000	682,360
Landauer, Inc.	12,825	721,278
Meridian Bioscience, Inc.	25,400	683,768
Neogen Corp.(a)	7,000	160,230
Orthofix International N.V.(a)	9,200	266,340
Sciele Pharma, Inc. (a)	8,125	157,219
West Pharmaceutical Services, Inc.	12,100	523,688

		4,276,399

Industrial Materials (4.1%)
Commercial Metals Co.	15,100	569,270
Minerals Technologies, Inc.	9,625	612,054
Rock-Tenn Co.	4,800	143,952

		1,325,276

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services (18.5%)
Apogee Enterprises, Inc.	12,250	197,960
Baldor Electric Co.	22,400	783,552
CLARCOR, Inc.	16,225	569,497
ESCO Technologies, Inc.(a)	3,550	166,566
Fuel-Tech, Inc.(a)	3,550	62,551
Genesee & Wyoming, Inc., Class A(a)	22,562	767,559
Herman Miller, Inc.	4,100	102,049
Insituform Technologies, Inc., Class A(a)	3,750	57,113
Interface, Inc., Class A	3,650	45,735
Kadant, Inc.(a)	6,225	140,685
Layne Christensen Co.(a)	4,075	178,444
Lindsay Manufacturing Co.	8,725	741,363
Met-Pro Corp.	12,699	169,532
Middleby Corp.(a)	3,750	164,663
School Specialty, Inc.(a)	2,350	69,866
Simpson Manufacturing Co., Inc.	18,325	435,035
Team, Inc.(a)	10,200	350,064
Wabtec Corp.	14,975	728,084
Watts Water Technologies, Inc., Class A	10,075	250,868

		5,981,186

Information Technology (16.3%)
Blackbaud, Inc.	16,300	348,820
Coherent, Inc.(a)	7,175	214,461
Itron, Inc.(a)	8,825	867,939
J2 Global Communications, Inc.(a)	23,300	535,900
National Instruments Corp.	6,000	170,220
Net 1 UEPS Technologies, Inc.(a)	21,000	510,300
Plantronics, Inc.	25,000	558,000
Polycom, Inc.(a)	21,000	511,560
Power Integrations, Inc.(a)	19,500	616,395
Quality Systems, Inc.	10,575	309,636
Rackable Systems, Inc.(a)	12,175	163,145
RADVision Ltd.(a)	26,250	159,862
Renaissance Learning, Inc.	20,700	232,047
SiRF Technology Holdings, Inc.(a)	20,375	88,020

		5,286,305

Utilities (4.6%)
American States Water Co.	3,100	108,314
New Jersey Resources Corp.	19,800	646,470
South Jersey Industries, Inc.	19,300	721,048

		1,475,832

TOTAL COMMON STOCKS (Cost $30,210,492)		31,061,364

SHORT-TERM INVESTMENT (4.0%)
Victory Federal Money Market, Investor Shares, 1.88% (b)	1,285,437	1,285,437

TOTAL SHORT-TERM INVESTMENT (Cost $1,285,437)		1,285,437

Total Investments (Cost $31,495,929) (c) (d) — 100.0%		32,346,801
Liabilities in excess of other assets — 0.0%		(2,364)

NET ASSETS — 100.0%		$32,344,437

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$5,819,147
Gross unrealized depreciation	(4,968,275)

Net unrealized appreciation	$850,872

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Midcap Equity Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (97.2%)
Consumer Discretionary (6.7%)
Abercrombie & Fitch Co., Class A	1,250	78,350
American Eagle Outfitters, Inc.	9,000	122,670
Autoliv, Inc.	2,500	116,550
Coach, Inc.(a)	3,500	101,080
Gentex Corp.	8,000	115,520
John Wiley & Sons, Inc., Class A	2,500	112,575
Nordstrom, Inc.	5,000	151,500
Ross Stores, Inc.	4,000	142,080

		940,325

Consumer Products (9.8%)
Alberto-Culver Co.	12,000	315,240
Brown-Forman Corp., Class B	3,400	256,938
Church & Dwight Co., Inc.	3,250	183,138
Clorox Co.	2,400	125,280
Energizer Holdings, Inc.(a)	2,800	204,652
Hormel Foods Corp.	3,000	103,830
McCormick & Co., Inc.	5,500	196,130

		1,385,208

Energy (9.9%)
BJ Services Co.	7,000	223,580
Cabot Oil & Gas Corp.	6,000	406,380
Murphy Oil Corp.	3,600	352,980
Quicksilver Resources, Inc.(a)	3,500	135,240
Smith International, Inc.	2,000	166,280
Sunoco, Inc.	2,500	101,725

		1,386,185

Financial Services (10.6%)
Cincinnati Financial Corp.	5,130	130,302
Commerce Bancshares, Inc.	5,104	202,425
Investment Technology Group, Inc.(a)	4,500	150,570
Northern Trust Corp.	3,000	205,710
SEI Investments Co.	9,000	211,680
T. Rowe Price Group, Inc.	8,000	451,760
Wilmington Trust Corp.	5,500	145,420

		1,497,867

Health Care (15.6%)
C.R. Bard, Inc.	3,500	307,825
DENTSPLY International, Inc.	8,500	312,800
Hologic, Inc.(a)	8,500	185,300
IMS Health, Inc.	5,500	128,150
Laboratory Corp. of America Holdings(a)	3,400	236,742
PerkinElmer, Inc.	6,500	181,025
Saint Jude Medical, Inc.(a)	4,500	183,960
Techne Corp.(a)	2,250	174,127
Varian Medical Systems, Inc.(a)	4,500	233,325
Waters Corp.(a)	4,000	258,000

		2,201,254

Industrial Materials (9.0%)
Airgas, Inc.	2,750	160,573
AptarGroup, Inc.	10,000	419,500
Ecolab, Inc.	4,000	171,960
Rohm & Haas Co.	3,000	139,320
Sigma-Aldrich Corp.	7,000	377,020

		1,268,373

Industrial Products & Services (17.7%)
AMETEK, Inc.	3,250	153,465
C.H. Robinson Worldwide, Inc.	4,500	246,780
CLARCOR, Inc.	3,600	126,360
Donaldson Co., Inc.	8,000	357,120
Expeditors International of Washington, Inc.	4,500	193,500

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
L-3 Communications Holdings, Inc.	1,500	136,305
Lincoln Electric Holdings, Inc.	2,000	157,400
Mettler-Toledo International, Inc.(a)	1,500	142,290
Precision Castparts Corp.	3,200	308,384
Rockwell Collins, Inc.	3,750	179,850
Stericycle, Inc.(a)	4,000	206,800
Terex Corp.(a)	1,450	74,486
W.W. Grainger, Inc.	2,500	204,500

		2,487,240

Information Technology (12.4%)
Amdocs Ltd.(a)	6,250	183,875
Citrix Systems, Inc.(a)	4,000	117,640
Cognizant Technology Solutions Corp., Class A(a)	4,000	130,040
FactSet Research Systems, Inc.	3,000	169,080
Fiserv, Inc.(a)	4,500	204,165
Intuit, Inc.(a)	4,500	124,065
Juniper Networks, Inc.(a)	5,000	110,900
NetApp, Inc.(a)	7,000	151,620
NVIDIA Corp.(a)	10,000	187,200
Paychex, Inc.	4,000	125,120
Total System Services, Inc.	4,000	88,880
Western Digital Corp.(a)	4,250	146,752

		1,739,337

Telecommunications (1.9%)
CenturyTel, Inc.	3,500	124,565
NII Holdings, Inc.(a)	3,000	142,470

		267,035

Utilities (3.6%)
Energen Corp.	3,200	249,696
New Jersey Resources Corp.	3,750	122,438
Questar Corp.	1,800	127,872

		500,006

TOTAL COMMON STOCKS (Cost $10,253,029)		13,672,830

SHORT-TERM INVESTMENT (2.7%)
Victory Federal Money Market, Investor Shares, 1.88% (b)	382,939	382,939

TOTAL SHORT-TERM INVESTMENT (Cost $382,939)		382,939

Total Investments (Cost $10,635,968) (c) (d) — 99.9%		14,055,769
Other assets in excess of liabilities — 0.1%		8,625

NET ASSETS — 100.0%		$14,064,394

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$4,063,528
Gross unrealized depreciation	(643,727)

Net unrealized appreciation	$3,419,801

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (62.8%)
Communication Services (0.6%)
AT&T, Inc.	3,000	101,070
Verizon Communications, Inc.	3,000	106,200

		207,270

Consumer Discretionary (6.2%)
Johnson Controls, Inc.	9,000	258,120
NIKE, Inc., Class B	6,000	357,660
Nordstrom, Inc.	6,000	181,800
Omnicom Group, Inc.	11,000	493,680
Target Corp.	9,000	418,410
The Walt Disney Co.	10,000	312,000

		2,021,670

Consumer Products (7.5%)
Alberto-Culver Co.	9,550	250,879
Colgate-Palmolive Co.	6,500	449,150
Costco Wholesale Corp.	6,400	448,896
General Mills, Inc.	5,000	303,850
PepsiCo, Inc.	7,800	496,002
Procter & Gamble Co.	8,000	486,480

		2,435,257

Energy (10.3%)
Apache Corp.	4,000	556,000
BG Group PLC, ADR	3,800	494,218
BP PLC, ADR	11,000	765,270
ConocoPhillips	5,400	509,706
Weatherford International Ltd. (a)	12,000	595,080
XTO Energy, Inc.	6,250	428,188

		3,348,462

Financial Services (7.4%)
American Express Co.	8,000	301,360
Bank of America Corp.	7,103	169,549
Northern Trust Corp.	5,700	390,849
State Street Corp.	6,300	403,137
T. Rowe Price Group, Inc.	11,000	621,170
The Goldman Sachs Group, Inc.	1,260	220,374
Wilmington Trust Corp.	11,000	290,840

		2,397,279

Health Care (8.3%)
Becton, Dickinson & Co.	4,000	325,200
C.R. Bard, Inc.	4,000	351,800
DENTSPLY International, Inc.	7,000	257,600
Johnson & Johnson, Inc.	8,000	514,720
Medtronic, Inc.	9,000	465,750
Rouche Holdings Ltd.	2,000	180,640
Stryker Corp.	3,000	188,640
Waters Corp. (a)	3,500	225,750
Zimmer Holdings, Inc. (a)	2,950	200,747

		2,710,847

Industrial Materials (3.7%)
Air Products & Chemicals, Inc.	3,000	296,580
AptarGroup, Inc.	9,000	377,550
Sigma-Aldrich Corp.	9,500	511,670

		1,185,800

Industrial Products & Services (8.9%)
3M Co.	4,200	292,278
ABB Ltd., SP ADR (a)	12,000	339,840
Donaldson Co., Inc.	7,000	312,480
Eaton Corp.	3,300	280,401
Emerson Electric Co.	13,000	642,850

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
Expeditors International of Washington, Inc.	7,000	301,000
Illinois Tool Works, Inc.	10,500	498,855
W.W. Grainger, Inc.	2,800	229,040

		2,896,744

Information Technology (9.9%)
Accenture Ltd., Class A (a)	5,000	203,600
Cisco Systems, Inc. (a)	20,000	465,200
Corning, Inc.	10,000	230,500
EMC Corp. (a)	26,000	381,940
Hewlett-Packard Co.	10,500	464,205
Intel Corp.	9,000	193,320
International Business Machines Corp.	1,700	201,501
Microsoft Corp.	11,000	302,610
Nokia Corp., ADR	18,000	441,000
SAP AG, ADR	6,000	312,660

		3,196,536

TOTAL COMMON STOCKS (Cost $17,451,198)		20,399,865

CORPORATE BONDS (2.7%)
Financial Services (0.8%)
American Express Co., 7.00%, 3/19/18	250,000	253,512

Health Care (1.0%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	313,925

Information Technology (0.6%)
Oracle Corp., 5.75%, 4/15/18	200,000	200,199

Telecommunications (0.3%)
AT&T, Inc., 5.50%, 2/1/18	100,000	97,078

TOTAL CORPORATE BONDS (Cost $872,502)		864,714

U.S. GOVERNMENT AGENCY OBLIGATIONS (33.5%)
Federal Farm Credit Bank
6.00%, 3/7/11	500,000	532,236
5.25%, 6/29/15	250,000	262,150
5.30%, 2/6/17	700,000	731,844
Federal Home Loan Bank
3.63%, 11/14/08	1,000,000	1,003,909
4.63%, 11/21/08	500,000	503,980
5.00%, 12/12/08	1,000,000	1,010,487
5.00%, 2/4/09	500,000	506,513
5.25%, 6/12/09	1,000,000	1,021,944
3.75%, 8/18/09	500,000	504,812
3.75%, 1/8/10	500,000	505,761
4.38%, 3/17/10	700,000	715,450
4.63%, 2/18/11	500,000	518,152
5.00%, 12/21/15	700,000	721,975
5.25%, 6/5/17	100,000	104,185
4.75%, 6/8/18	200,000	199,698
5.38%, 8/15/18	250,000	261,635
Government National Mortgage Association
6.50%, 2/15/32	13,482	14,001
6.50%, 5/15/32	97,276	101,018
6.00%, 7/15/34	155,769	158,385
6.00%, 10/15/36	214,667	218,273
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount($)	Value ($)
U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Housing and Urban Development
7.50%, 8/1/11	200,000	208,737
U.S. Treasury Inflation Protected Bonds
3.00%, 7/15/12	300,000	391,768
1.88%, 7/15/15	600,000	690,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,716,234)		10,887,508

CERTIFICATES OF DEPOSIT (0.6%)
1st Delta Federal Credit Union, 3.50%, 1/9/09 (b)	25,000	25,000
Central Appalachian Peoples Federal Credit Union, 4.00%, 3/14/09 (b)	25,000	25,000
Community Capital Bank, 3.80%, 7/20/08 (b)	50,000	50,000
Shorebank Pacific Bank, 2.50%, 5/10/09 (b) (c)	50,000	50,000
Vermont Development Credit Union, 3.75%, 7/13/09 (b)	50,000	50,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $200,000)		200,000

SHORT-TERM INVESTMENT (0.3%)
Victory Federal Money Market, Investor Shares, 1.88% (c)	106,954	106,954

TOTAL SHORT-TERM INVESTMENT (Cost $106,954)		106,954

Total Investments (Cost $29,346,888) (d) (e) — 99.9%		32,459,041
Other assets in excess of liabilities — 0.1%		45,449

NET ASSETS — 100.0%		$32,504,490

(a)	Represents non-income producing security.

(b)	Fair Value Security. This security represents less than 0.2% of the net assets as of June 30, 2008

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$4,200,367
Gross unrealized depreciation	(1,088,214)

Net unrealized appreciation	$3,112,153

(e)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Equity Fund
June 30, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (97.8%)
Communication Services (2.5%)
AT&T, Inc.	25,000	842,250
Verizon Communications, Inc.	20,000	708,000

		1,550,250

Consumer Discretionary (9.1%)
Johnson Controls, Inc.	30,000	860,400
NIKE, Inc., Class B	20,000	1,192,200
Nordstrom, Inc.	20,000	606,000
Omnicom Group, Inc.	24,000	1,077,120
Target Corp.	22,380	1,040,446
The Walt Disney Co.	30,000	936,000

		5,712,166

Consumer Products (13.0%)
Alberto-Culver Co.	32,000	840,640
Colgate-Palmolive Co.	17,000	1,174,700
Costco Wholesale Corp.	22,000	1,543,080
General Mills, Inc.	17,000	1,033,090
PepsiCo, Inc.	20,000	1,271,800
Procter & Gamble Co.	22,000	1,337,820
Sysco Corp.	33,000	907,830

		8,108,960

Energy (13.6%)
Apache Corp.	10,000	1,390,000
BG Group PLC, ADR	10,000	1,300,575
BP PLC, ADR	20,000	1,391,400
ConocoPhillips	21,000	1,982,190
Weatherford International Ltd.(a)	25,000	1,239,750
XTO Energy, Inc.	18,000	1,233,180

		8,537,095

Financial Services (9.9%)
American Express Co.	26,000	979,420
Bank of America Corp.	20,000	477,400
Cincinnati Financial Corp.	15,000	381,000
Northern Trust Corp.	13,000	891,410
State Street Corp.	11,000	703,890
T. Rowe Price Group, Inc.	30,030	1,695,794
The Goldman Sachs Group, Inc.	2,500	437,250
Wilmington Trust Corp.	25,000	661,000

		6,227,164

Health Care (14.7%)
Becton, Dickinson & Co.	14,000	1,138,200
C.R. Bard, Inc.	11,000	967,450
DENTSPLY International, Inc.	20,000	736,000
Johnson & Johnson, Inc.	22,000	1,415,480
Medtronic, Inc.	29,000	1,500,750
Novartis AG, ADR	14,000	770,560
Rouche Holdings Ltd.	9,000	812,880
Stryker Corp.	12,000	754,560
Waters Corp.(a)	7,000	451,500
Zimmer Holdings, Inc.(a)	10,000	680,500

		9,227,880

Industrial Materials (5.7%)
Air Products & Chemicals, Inc.	10,000	988,600
AptarGroup, Inc.	30,000	1,258,500
Sigma-Aldrich Corp.	25,000	1,346,500

		3,593,600

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services (12.4%)
3M Co.	14,000	974,260
Donaldson Co., Inc.	24,000	1,071,360
Eaton Corp.	9,000	764,730
Emerson Electric Co.	32,000	1,582,400
Expeditors International of Washington, Inc.	21,000	903,000
Illinois Tool Works, Inc.	29,000	1,377,790
W.W. Grainger, Inc.	13,000	1,063,400

		7,736,940

Information Technology (15.2%)
Accenture Ltd., Class A	18,000	732,960
Automatic Data Processing, Inc.	18,000	754,200
Cisco Systems, Inc.(a)	55,000	1,279,300
Corning, Inc.	25,000	576,250
EMC Corp.(a)	60,000	881,400
Hewlett-Packard Co.	22,000	972,620
Intel Corp.	40,000	859,200
Microsoft Corp.	44,000	1,210,440
Nokia Corp., ADR	40,000	980,000
Paychex, Inc.	20,000	625,600
Sap AG, ADR	12,000	625,320

		9,497,290

Utilities (1.7%)
Questar Corp.	15,000	1,065,600

TOTAL COMMON STOCKS (Cost $52,682,850)		61,256,945

SHORT-TERM INVESTMENT (3.7%)
Victory Federal Money Market, Investor Shares, 1.88% (b)	2,288,741	2,288,741

TOTAL SHORT-TERM INVESTMENT (Cost $2,288,741)		2,288,741

Total Investments (Cost $54,971,591) (c) (d) — 101.5%		63,545,686
Liabilities in excess of other assets — (1.5)%		(935,214)

NET ASSETS — 100.0%		$62,610,472

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$10,860,963
Gross unrealized depreciation	(2,304,189)

Net unrealized appreciation	$8,556,774

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Funds
June 30, 2008 (Unaudited)
Statement of Financial Accounting Standards No. 157
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
• Level 1	—	quoted prices in active markets for identical assets.

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:

			LEVEL 2 - Other Significant		LEVEL 3- Significant
	LEVEL 1- Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*
Boston Trust Balanced Fund	114,485,404	—	66,184,865	—		—	180,670,269	—
Boston Trust Equity Fund	60,986,435	—	2,366,792	—		—	63,353,227	—
Boston Trust Small Cap Fund	31,061,364	—	1,285,437	—		—	32,346,801	—
Boston Trust Midcap Equity Fund	13,672,830	—	382,939	—		—	14,055,769	—
Walden Social Balanced Fund	19,725,006	—	12,534,035	—	200,000	—	32,459,041	—
Walden Social Equity Fund	59,143,491	—	4,402,195	—		—	63,545,686	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) of the investment.
Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

Walden Social Balanced Fund
Investments in Securities
Balance as of 4/1/2008	$150,000
Accrued Accretion/ (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	—
Net Purchase / (Sales)	50,000
Transfers In / (Out) of Level 3	—

Balance as of 6/30/2008	$200,000

GendeX Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

		Market
Description	Shares	Value
Common Stocks—67.0%
Aerospace/Defense— 2.9%
Alliant Techsystems, Inc.*	14	$1,423
General Dynamics Corp.	36	3,031
Orbital Sciences Corp.*	126	2,969
United Technologies Corp.	21	1,296

		8,719

Agriculture— 1.0%
Archer-Daniels-Midland Co.	88	2,970

Apparel— 5.9%
Adidas AG SP ADR	45	1,423
American Apparel, Inc.*	650	4,322
Deckers Outdoor Corp.*	12	1,670
G-III Apparel Group Ltd.*	26	321
NIKE, Inc.	50	2,981
VF Corp.	40	2,847
Volcom, Inc.*	162	3,877

		17,441

Auto Manufacturers— 1.0%
Toyota Motor Corp. SP ADR	32	3,008

Beverages— 2.5%
Coca-Cola FEMSA S.A.B. de C.V. SP ADR	66	3,722
Diageo PLC SP ADR	48	3,546

		7,268

Computers— 4.9%
Apple Computer, Inc.*	48	8,037
Electronic Data Systems Corp.	72	1,774
Hewlett-Packard Co.	30	1,327
Research In Motion Ltd.*	30	3,507

		14,645

Diversified Financial Services— 4.2%
American Express Co.	54	2,034
MasterCard, Inc.	18	4,779
The Goldman Sachs Group, Inc.	16	2,799
Total System Services, Inc.	53	1,178
Visa, Inc., Class A*	20	1,626

		12,416

Electric— 2.2%
Entergy Corp.	28	3,373
NRG Energy, Inc.*	72	3,089

		6,462

Electronics— 2.2%
Canon, Inc. SP ADR	60	3,072
Matsushita Electric Industrial Co., Ltd. SP ADR	154	3,299

		6,371

Energy-Alternative Sources— 1.4%
Evergreen Solar, Inc.*	103	998
First Solar, Inc.*	8	2,183
Solarfun Power Holdings Co., Ltd. SP ADR*	57	997

		4,178

Entertainment— 1.6%
DISH Network Corp., Class A*	32	937
EchoStar Corp., Class A*	33	1,030
The DIRECTV Group, Inc. *	57	1,477
Time Warner, Inc.	84	1,243

		4,687

		Market
Description	Shares	Value
Common Stocks — Continued
Healthcare Products— 0.5%
Intuitive Surgical, Inc.*	6	$1,616

Holding Companies— 1.4%
Berkshire Hathaway, Inc., Class B*	1	4,012

Household Products/Wares— 0.4%
Unilever PLC SP ADR	42	1,193

Internet— 2.4%
Baidu.com, Inc. SP ADR*	8	2,504
eBay, Inc.*	47	1,285
Google, Inc.*	5	2,632
NutriSystem, Inc.	51	721

		7,142

Iron/Steel— 2.3%
ArcelorMittal	68	6,737

Mining— 1.8%
Companhia Vale do Rio Doce ADR	148	5,301

Miscellaneous Manufacturing— 0.9%
Altria Group, Inc.	21	432
LVMH Moet Hennessy Louis Vuitton SA	21	2,201

		2,633

Office/Business Equipment— 0.4%
Xerox Corp.	89	1,207

Oil & Gas— 3.5%
BP PLC SP ADR	20	1,391
Chevron Corp.	34	3,371
Pioneer Natural Resources Co.	72	5,636

		10,398

Oil & Gas Services— 3.0%
Schlumberger Ltd.	47	5,049
Transocean, Inc.*	25	3,810

		8,859

Pharmaceuticals— 3.3%
Novartis AG ADR	60	3,303
Pfizer, Inc.	130	2,271
Sanofi-Aventis ADR	35	1,163
Wyeth	66	3,165

		9,902

Retail— 10.4%
Abercrombie & Fitch Co.	42	2,633
Aeropostale, Inc.*	57	1,786
American Eagle Outfitters, Inc.	69	940
Barnes & Noble, Inc.	44	1,093
Charlotte Russe Holding, Inc.*	111	1,971
Coach, Inc.*	47	1,357
Collective Brands, Inc.*	59	686
GameStop Corp.*	54	2,182
Hennes & Mauritz AB	5	271
J. Crew Group, Inc.*	78	2,575
Lululemon Athletica, Inc.*	83	2,412
Nordstrom, Inc.	41	1,242
Philip Morris International, Inc.	21	1,037
Polo Ralph Lauren Corp.	50	3,139
Starbucks Corp.*	70	1,102
The Wet Seal, Inc. *	553	2,638
Urban Outfitters, Inc.*	124	3,868

		30,932

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

GendeX Fund
Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

		Market
Description	Shares	Value
Common Stocks — Continued
Software— 1.6%
Microsoft Corp.	41	$1,128
Oracle Corp.*	98	2,058
Sap AG SP ADR	30	1,563

		4,749

Telecommunications— 5.0%
AT&T, Inc.	82	2,763
China Mobile Ltd. SP ADR	15	1,004
Corning, Inc.	126	2,904
Garmin Ltd.	36	1,542
Harris Corp.	48	2,424
Level 3 Communications, Inc.*	900	2,655
QUALCOMM, Inc.	36	1,597

		14,889

Transportation— 0.3%
FedEx Corp.	10	788

Total Common Stocks (Cost $209,324)		198,523

Exchange Traded Funds—3.4%
iPath MSCI India Index ETN	15	788
iShares FTSE/Xinhua China 25 Index	7	921
Market Vectors Steel Index Fund	40	4,235
PowerShares Water Resources Portfolio	138	2,870
SPDR Gold Trust	13	1,188

Total Exchange Traded Funds (Cost $10,105)		10,002

Money Market Fund—11.3%
UBOC Trust Money Market, 1.12% (a)	33,544	33,544

Total Money Market Funds (Cost $33,544)		33,544

Total Investments (Cost $252,973) (b) (c) — 81.7%		242,069
Other Assets in excess of liabilities— 18.3%		54,194

NET ASSETS — 100.0%		$296,263

*	Represents non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$10,894
Gross unrealized depreciation	(21,798)

Net unrealized depreciation	$(10,904)

(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

ETN	Exchange-Traded Note

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PLC	Public Limited Co.

SPDR	Standard & Poor’s Depositary Receipt

UBOC	Union Bank of California
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

GendeX Fund
June 30, 2008 (Unaudited)

Statement of Financial Accounting Standards No. 157
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
• Level 1	—	quoted prices in active markets for identical assets.

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:

			LEVEL 2 - Other Significant		LEVEL 3- Significant
	LEVEL 1- Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*
GendeX Fund	207,102	—	34,967	—		—	242,069	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) of the investment.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Group

By (Signature and Title)*	/s/ John Danko John Danko, President
Date August 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko

John Danko, President
Date August 29, 2008

By (Signature and Title)*	/s/ Robert Silva

Robert Silva, Treasurer
Date August 29, 2008

*	Print the name and title of each signing officer under his or her signature.